BENEFITS TO EMPLOYEES - Amounts recognized in Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in Other Comprehensive Income
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	R$ 660,673	R$ 1,154,355	R$ (2,304,304)
Other Comprehensive
Amounts recognized in Other Comprehensive Income
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	R$ 660,673	R$ 1,154,355